Reinsurance - Summary of Assumed and Affiliated Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Revenues
Premiums		$ 26	$ 24	$ 88	$ 99
Net Investment Income		498	534	590	778
Investment related gains		(50)	(242)	(929)	(76)
Total revenues		908	754	395	1,310
Benefits, Losses, and Expenses
Benefits and losses		161	349	307	521
Change in market risk benefits		(2)	0	305	295
Amortization value of business acquired and deferred acquisition costs		24	(43)	55	61
Other Cost and Expense, Operating		(212)	(232)	(334)	(301)
Income before income taxes		509	216	4	722
Provision for income taxes		88	30	(39)	107
Net income	$ 421	$ 421	$ 186	43	615
Reinsurance Contract [Axis]: Affiliated Reinsurance Agreement | TR Re
Revenues
Premiums				(56)	(27)
Policy charges and fee income				(304)	(320)
Net Investment Income				(380)	(136)
Investment related gains				361	696
Total revenues				(379)	213
Benefits, Losses, and Expenses
Benefits and losses				(276)	(117)
Change in market risk benefits				77	4
Amortization value of business acquired and deferred acquisition costs				14	19
Other Cost and Expense, Operating				(136)	(119)
Total benefits, losses and expenses				(321)	(213)
Income before income taxes				(58)	426
Provision for income taxes				(12)	90
Net income				$ (46)	$ 336